SELECTED STATEMENTS OF INCOME DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and Development Expense [Line Items]
Total costs	$ 10,063	$ 8,735		$ 9,017
Less - capitalized software costs	(4,224)	(3,847)		(4,267)
Research and development, net	$ 5,839	$ 4,888	$ 4,750	$ 4,750